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                               December 1, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re:  Liquid Capital Income Trust
                1933 Act Registration No. 2-51998
                ---------------------------------


Dear Sir/Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned registrant hereby certifies that:

        1. On November 26, 1997 it filed electronically through the EDGAR system Post-Effective Amendment No. 33 to the above-captioned Registration Statement; and

        2. the form of Prospectus and Statement of Additional Information that would have been filed under the Rule 497(c) would not have differed from that contained in such Post-Effective Amendment.


                                        LIQUID CAPITAL INCOME TRUST

                                        By  /s/  David E. Karam
                                        ---------------------------------------
                                        David E. Karam, Chief Financial Officer